UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Compass Advisory Group LLC
Address:    213 Overlook Circle
            Suite A-1
            Brentwood, TN 37027

Form 13F File Number: 028-13381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steve Hammers
Title:   Managing Partner
Phone:   615.661.9622

Signature, Place, and Date of Signing:

/s/ Stephen M. Hammers             Brentwood, Tennessee             05-15-2009
-----------------------      ------------------------------      --------------
(Signature)                           (City, State)                   (Date)

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   14

Form 13F Information Table Value Total:   $147,268 (thousands)

List of Other Included Managers:	  none


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                                                         FORM 13F                                   03/31/2009
                                     REPORTING MANAGER: Compass Advisory Group LLC


ITEM 1                             ITEM 2     ITEM 3       ITEM 4      ITEM 5         ITEM 6    ITEM 7  ITEM 8
NAME OF ISSUER                     TITLE       CUSIP        FAIR     SHARES OF      INVESTMNT    MGRS   VOTING
                                     OF       NUMBER      MKT VALUE  PRINCIPAL       DISCRE-           AUTHORITY
                                   CLASS                   (000'S)     AMOUNT          TION


Ishares Lehman Aggregate Bond       ETF      464287226     22,905    224,782   SH       SOLE              NONE
SPDR Lehman Int'l Treas. Bond       ETF      78464A516     12,390    233,111   SH       SOLE              NONE
Powershares DB Commodity Indx       ETF      73935S105     15,141    701,304   SH       SOLE              NONE
PowerShares DB G10 Currency         ETF      73935Y102     15,284    743,384   SH       SOLE              NONE
WisdomTree Int'l Real Estate-R      ETF      97717W331      3,909    193,022   SH       SOLE              NONE
WisdomTree DIEFA Int'l Fd           ETF      97717W703      8,071    217,366   SH       SOLE              NONE
Ishares Cohen & Steers Realty       ETF      464287564      8,354    242,569   SH       SOLE              NONE
PowerShares S&P 500 Buy Write       ETF      73936G308     15,492    856,878   SH       SOLE              NONE
PowerShares Dynamic Dev. Int'l      ETF      73936T805     12,063  1,018,796   SH       SOLE              NONE
PowerShares Preferred Portfoli      ETF      73936T565      7,120    632,887   SH       SOLE              NONE
PowerShares FTSE RAFI US 1000       ETF      73935X583      6,837    192,154   SH       SOLE              NONE
PowerShares Dynamic Market Por      ETF      73935X104     11,479    368,509   SH       SOLE              NONE
PowerShares FTSE RAFI Int'l Em      ETF      73936T763      4,472    271,546   SH       SOLE              NONE
Powershares Zachs Small Cap         ETF      73935X674      3,751    263,591   SH       SOLE              NONE


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